Federated Equity Funds

Federated Kaufmann Fund

CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)

Federated Kaufmann Large Cap Fund

CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)

SUPPLEMENT TO SUMMARY PROSPECTUSES dated december 31, 2010

Under the heading entitled, “Fund Summary Information,” please delete the reference to John Leibee in the “Fund Management” sub-section.

June 28, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450903 (6/11)

Federated Equity Funds

Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund

Federated Managed Allocation Portfolios

Federated Balanced Allocation Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO PROSPECTUSES for federated Kaufmann fund dated december 31, 2010 (revised may 18, 2011 for class a shares, class b shares and class c shares), federated kaufmann large cap fund dated december 31, 2010 and federated balanced allocation fund dated january 31, 2011

1. Under the heading entitled, “Fund Summary Information,” please delete the reference to John Leibee in the “Fund Management” sub-section in the Prospectuses for Federated Kaufmann Fund and Federated Kaufmann Large Cap Fund.

2. Under the heading entitled, “Who Manages the Fund?,” please delete the reference to John Leibee in the “Portfolio Management Information” sub-section in the Prospectuses for Federated Kaufmann Fund and Federated Kaufmann Large Cap Fund.

3. Under the heading entitled, “Who Manages the Fund?,” please delete the reference to John Leibee in the “Portfolio Management Information for the Underlying Funds” sub-section in the Prospectus for Federated Balanced Allocation Fund.

June 28, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450904 (6/11)

Federated Equity Funds

Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund

Federated Managed Allocation Portfolios

Federated Balanced Allocation Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO statements of additional information for federated kaufmann fund dated december 31, 2010, federated kaufmann large cap fund dated december 31, 2010 and federated balanced allocation fund dated january 31, 2011

1. Under the heading entitled, “Who Manages and Provides Services to the Fund?,” please delete the reference to John Leibee in the “Portfolio Manager Information” sub-section for Federated Kaufmann Fund and Federated Kaufmann Large Cap Fund.

2. Under the heading entitled, “Who Manages and Provides Services to the Fund?,” please delete the reference to John Leibee in the “Portfolio Manager Information for Underlying Funds” sub-section for Federated Balanced Allocation Fund.

June 28, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450905 (6/11)